Non-controlling interests	12 Months Ended
Dec. 31, 2020
Non-controlling interests.
Non-controlling interests

26 Non-controlling interests

In February 2016, AstraZeneca acquired a 55% controlling stake in Acerta Pharma where the non-controlling interest is subject to put and call options. The put option gives rise to a liability (see Note 20). The ability of the parties to exercise their respective put and call options, as well as the timing and amount of exercise, was dependent on certain conditions, the last of which was based on regulatory outcomes of Calquence (acalabrutinib) in the EU. On 5 November 2020, Calquence received marketing approval in the EU, which removed all remaining conditionality in respect of the options. The minority shareholders are now considered to have no further substantive variability in risk and reward related to their shares as it is considered highly likely that one of the options will be exercised, and the price of the options is now fixed. Therefore, from 5 November 2020, no further amounts of the consolidated AstraZeneca result have been attributed to the minority shareholders of Acerta Pharma. In addition, the Non-controlling interests reserve relating to the minority shareholders of Acerta Pharma, totalling $1,401m, has been reclassified into Retained earnings (see Consolidated Statement of Changes in Equity).

The Group Financial Statements at 31 December 2020 reflect equity of nil (2019: $1,456m; 2018: $1,567m) and total comprehensive losses of $55m (2019: losses of $111m; 2018: losses of $109m) attributable to the non-controlling interest in Acerta Pharma. The following summarised financial information, for Acerta Pharma and its subsidiaries, is presented on a standalone basis since the acquisition date, and before the impact of Group-related adjustments, some of which are incorporated into this calculation of the loss attributable to the non-controlling interests:

	2019	2018
	$m	$m
Total Revenue	–	–
Loss after tax	(422)	(9)
Other comprehensive income	–	–
Total comprehensive loss	(422)	(9)

	2019	2018
	$m	$m
Non-current assets	157	16
Current assets	475	526
Total assets	632	542
Current liabilities	(310)	(63)
Non-current liabilities	(267)	–
Total liabilities	(577)	(63)
Net assets	55	479

	2019	2018
	$m	$m
Net cash (outflow)/inflow from operating activities	(13)	7
Net cash inflow/(outflow) from investing activities	7	(4)
Net cash inflow from financing activities	7	–
Increase in cash and cash equivalents in the year	1	3

In addition to the non-controlling interests in Acerta Pharma, the Group Financial Statements at 31 December 2020 also reflect equity of $16m (2019: $13m; 2018: $9m) and total comprehensive income of $3m (2019: $4m; 2018: $3m) attributable to the non-controlling interests in AstraZeneca Pharma India Limited and P.T. AstraZeneca Indonesia, resulting in reported total comprehensive losses of $52m (2019:  $107m; 2018:  $106m).